Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

4. Property and equipment, net

	Computer and equipment	Motor vehicle	Total
	US$	US$	US$

Cost
As of April 1, 2023	12,299	—	12,299
Additions	1,281	—	1,281
Exchange realignment	40	—	40
As of March 31, 2024	13,620	—	13,620
Additions	—	47,309	47,309
Exchange realignment	69	—	69
As of March 31, 2025	13,689	47,309	60,998

Accumulated depreciation
As of April 1, 2023	3,876	—	3,876
Depreciation for the year	3,833	—	3,833
Exchange realignment	14	—	14
As of March 31, 2024	7,723	—	7,723
Depreciation for the year	3,094	—	3,094
Exchange realignment	46	—	46
As of March 31, 2025	10,863	—	10,863

Net carrying amount
As of March 31, 2025	2,826	47,309	50,135
As of March 31, 2024	5,897	—	5,897